Short-Term Borrowings	6 Months Ended
Jun. 30, 2025
Short-Term Borrowings [Abstract]
SHORT-TERM BORROWINGS

7. SHORT-TERM BORROWINGS

	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB	USD
CURRENT
Bank borrowings – unsecured	45,893	90,834	12,680

Effective interest rate range of bank borrowings was 2.90% to 3.80% as of June 30, 2025.